GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 03, 2020
Amortization expense	$ 346,000	$ 106,000	$ 205,000	$ 0
Goodwill	2,086,393		2,086,393
IVDesk Minnesota, Inc. [Member]
Goodwill	$ 745,000		745,000		$ 745,000
Intangible assets			$ 720,000		$ 720,000